Subsequent Events - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2014
FCBC Financial Corp [Member]
Subsequent Event [Line Items]
Amount payable in cash	$ 23.50
TCNB Financial Corp [Member]
Subsequent Event [Line Items]
Common shares outstanding	733,000
Other common shares agreed to be cashed out	3,500
Aggregate cash consideration to be paid	$ 17.2
Total consolidated assets	102.5
Total loan	78.2
Total deposits	$ 90.4